COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Apr. 30, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of supplemental cash flow information related to leases

	Six Months Ended April 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$27,170	$34,067
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$142,056	$67,791

Schedule of lease term and discount rate for the company's operating lease

The following table summarizes the lease term and discount rate for the Company’s operating lease as of April 30, 2025:

Operating Lease
Weighted average remaining lease term (in years)	2.70
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities under operating lease

For the Twelve-month Period Ending April 30:	Operating Lease
2026	$50,555
2027	50,555
2028	28,180
Thereafter	—
Total lease payments	129,290
Amount of lease payments representing interest	(7,126)
Total present value of operating lease liabilities	$122,164
Current portion	$46,019
Long-term portion	76,145
Total	$122,164